Organization and Business Background (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description [Table Text Block]
As of December 31, 2018, details of the Company’s subsidiaries are as follows:

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities

Allied Sun Corporation Limited 盟暉有限公司	August 20, 2008	Hong Kong	100%	Dormant

Broadway Manufacturing Company Limited	August 17, 2005	BVI	100%	Property investment

Sun Line Industrial Limited 新麗工業有限公司	April 27, 1993	Hong Kong	100%	Dormant

Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Dormant

Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Dormant

Viewmount Developments Limited	November 12, 2013	BVI	100%	Investment holding

Schedule Of Net Income [Table Text Block]
Year ending April 30,	Net Income
HK$

2011	130,700
2012	176,000
2013	250,000

Schedule Of Recapitalization In Connection With Reverse Merger To Net Assets Acquired [Table Text Block]	The net assets of the Company as of December 16, 2010 were as follows:

Net assets acquired:	HK$

Cash	58,160
Accounts payable and accrued liabilities	(1,524)

56,636

Schedule of Treasury Stock by Class [Table Text Block]
The following table summarizes the Company’s repurchases of securities under the 2011 and 2013 Repurchase Programs:

Period*	Total number of publicly held warrants purchased as part of the publicly announced repurchase plans	Total number of ordinary shares purchased as part of the publicly announced repurchase plans	Total number of units purchased as part of the publicly announced repurchase plans
February 2012	-	4,000	-
June 2012	-	60,675	-
January 2013	-	600,000	-
June 2013	80,000	94,100	-
August 2013	5,000	-	-
September 2013	-	73,990	-
October 2013	-	586,010	-
August 2014	547,600	-	-

* Each period covers the full calendar month indicated. There were no repurchases made in omitted months. Repurchases for September 2013 and earlier months were under the 2011 Repurchase Program. Repurchases for October 2013 onward were under the 2013 Repurchase Program. As of the date hereof, the approximate dollar value of securities that may be purchased under the Company’s current repurchase program stood at U.S.$1,431,918.